Related Party Transactions and Balances - Additional Information (Detail)	12 Months Ended			12 Months Ended						1 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Fire Rain USD ($)	Dec. 31, 2013 Fire Rain CNY	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2012 9Webzen Limited USD ($)	Dec. 31, 2012 9Webzen Limited CNY	Dec. 31, 2010 9Webzen Limited CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka EUR (€)	Dec. 31, 2013 Collaborative Arrangement, Co-promotion Anelka USD ($)	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba EUR (€)	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua USD ($)	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua CNY
Related Party Transaction [Line Items]
Cooperative agreement term										2 years
Payment on promotional services																$ 5,100,000	32,000,000
Promotion services payable											21,900,000	2,700,000		24,300,000	3,100,000
Amortized prepayment remaining balance	792,863	4,799,753	0										0
Due from related party									1,300,000
Proceed from related party including unrecognized revenue							300,000	1,800,000
Receivable from related party									1,300,000
Unrecognized revenue from related party									500,000
Percentage of revenue generated						20.00%
Revenues from related party	700,000	4,500,000		400,000	2,200,000	800,000
Net royalty paid	1,000,000	6,000,000
Amount due to related party	$ 800,000	4,800,000